Inventories - Schedule of Inventories, Net of Inventory Reserves (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	¥ 40,076	$ 5,523	¥ 55,189
Products [Member]
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	39,913		54,992
Packaging materials and others [Member]
Schedule of Inventories, Net of Inventory Reserves [Line Items]
Total inventories, net of inventory reserves	¥ 163		¥ 197